Prepaid expenses	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Prepaid expenses
7.	Prepaid expenses
The Group pays commissions to its retail stores and authorized dealers, primarily for wireless and fixed-line telecommunication services based on their performance of attracting new customers and renewing contracts with existing customers. The Group recognizes costs among the commissions that would not have incurred if a contract had not been entered into with a customer as prepaid expenses. These prepaid expenses are amortized on a straight-line basis over the expected customer retention periods.

(1)	Details of prepaid expenses as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Current assets:
Incremental costs of obtaining contracts	₩	2,061,667	1,881,608
Others		74,096	64,002

	₩	2,135,763	1,945,610

Non-current assets:
Incremental costs of obtaining contracts	₩	1,208,600	1,038,170
Others		72,151	70,236

	₩	1,280,751	1,108,406

(2)	Incremental costs of obtaining contracts
Amortization in connection with incremental costs of obtaining contracts recognized as an asset for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Amortization recognized	₩	2,596,632	2,493,346	2,505,724